DERIVATIVE LIABILITIES (Details) - Schedule of Derivative Instruments (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative Liability	$ 1,099,889	$ 496,827	$ 0
Conversion Features - Embedded Derivatives [Member]
Derivative [Line Items]
Derivative Liability	212,965	82,237	0
Conversion Features - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	346,632	208,971	0
Warrants - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	$ 540,292	$ 205,619	$ 0